CTIVP® – Westfield Mid Cap Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 6.6%
Entertainment 6.6%
Live Nation Entertainment, Inc.(a)	48,510	7,926,534
Roblox Corp., Class A(a)	89,190	12,354,599
Total		20,281,133
Total Communication Services		20,281,133
Consumer Discretionary 16.1%
Hotels, Restaurants & Leisure 7.9%
DoorDash, Inc., Class A(a)	29,760	8,094,422
DraftKings, Inc., Class A(a)	156,455	5,851,417
Hilton Worldwide Holdings, Inc.	17,650	4,579,116
Royal Caribbean Cruises Ltd.	17,680	5,720,894
Total		24,245,849
Household Durables 1.1%
SharkNinja, Inc.(a)	31,460	3,245,099
Specialty Retail 4.3%
AutoZone, Inc.(a)	2,200	9,438,528
Burlington Stores, Inc.(a)	15,540	3,954,930
Total		13,393,458
Textiles, Apparel & Luxury Goods 2.8%
Tapestry, Inc.	77,440	8,767,757
Total Consumer Discretionary		49,652,163
Energy 1.9%
Oil, Gas & Consumable Fuels 1.9%
Diamondback Energy, Inc.	24,630	3,524,553
Targa Resources Corp.	13,900	2,328,806
Total		5,853,359
Total Energy		5,853,359
Financials 10.6%
Banks 1.7%
Fifth Third Bancorp	119,580	5,327,289
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 7.3%
Ares Management Corp., Class A	46,470	7,430,088
LPL Financial Holdings, Inc.	16,240	5,402,886
MSCI, Inc.	11,662	6,617,136
Robinhood Markets, Inc., Class A(a)	21,680	3,104,142
Total		22,554,252
Insurance 1.6%
Arthur J Gallagher & Co.	15,585	4,827,298
Total Financials		32,708,839
Health Care 16.1%
Biotechnology 5.1%
Alnylam Pharmaceuticals, Inc.(a)	6,370	2,904,720
Ascendis Pharma A/S ADR(a)	40,390	8,029,936
Legend Biotech Corp., ADR(a)	55,290	1,803,007
Natera, Inc.(a)	19,150	3,082,575
Total		15,820,238
Health Care Equipment & Supplies 6.1%
DexCom, Inc.(a)	91,520	6,158,381
IDEXX Laboratories, Inc.(a)	6,769	4,324,646
Insulet Corp.(a)	15,068	4,651,944
Masimo Corp.(a)	25,210	3,719,735
Total		18,854,706
Health Care Providers & Services 2.4%
Cencora, Inc.	23,260	7,269,448
Health Care Technology 1.6%
Veeva Systems Inc., Class A(a)	16,280	4,849,975
Life Sciences Tools & Services 0.9%
ICON PLC(a)	15,520	2,716,000
Total Health Care		49,510,367
Industrials 24.9%
Aerospace & Defense 11.6%
Axon Enterprise, Inc.(a)	18,046	12,950,531
Howmet Aerospace, Inc.	79,120	15,525,718
TransDigm Group, Inc.	5,545	7,308,421
Total		35,784,670

CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.9%
Waste Connections, Inc.	16,230	2,853,234
Construction & Engineering 1.7%
Quanta Services, Inc.	12,270	5,084,933
Electrical Equipment 8.4%
AMETEK, Inc.	24,510	4,607,880
Rockwell Automation, Inc.	15,095	5,276,155
Vertiv Holdings Co.	105,540	15,921,765
Total		25,805,800
Ground Transportation 2.3%
CSX Corp.	116,850	4,149,343
JB Hunt Transport Services, Inc.	22,480	3,016,142
Total		7,165,485
Total Industrials		76,694,122
Information Technology 17.9%
Electronic Equipment, Instruments & Components 1.1%
Coherent Corp.(a)	31,540	3,397,489
IT Services 5.5%
Cloudflare, Inc.(a)	35,920	7,708,073
MongoDB, Inc.(a)	13,630	4,230,479
Snowflake, Inc., Class A(a)	21,620	4,876,391
Total		16,814,943
Semiconductors & Semiconductor Equipment 3.0%
Marvell Technology, Inc.	56,470	4,747,433
Semtech Corp.(a)	62,940	4,497,063
Total		9,244,496
Software 6.5%
Atlassian Corp., Class A(a)	23,510	3,754,547
Fair Isaac Corp.(a)	2,216	3,316,310
HubSpot, Inc.(a)	9,640	4,509,592
Monday.com Ltd.(a)	17,610	3,410,881
Samsara, Inc., Class A(a)	135,000	5,028,750
Total		20,020,080
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.8%
Pure Storage, Inc., Class A(a)	53,120	4,451,987
Super Micro Computer, Inc.(a)	26,690	1,279,519
Total		5,731,506
Total Information Technology		55,208,514
Materials 1.8%
Construction Materials 1.8%
Vulcan Materials Co.	17,650	5,429,493
Total Materials		5,429,493
Utilities 2.7%
Independent Power and Renewable Electricity Producers 2.7%
Vistra Corp.	41,840	8,197,293
Total Utilities		8,197,293
Total Common Stocks (Cost $238,031,946)		303,535,283

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	4,539,178	4,537,817
Total Money Market Funds (Cost $4,537,957)		4,537,817
Total Investments in Securities (Cost: $242,569,903)		308,073,100
Other Assets & Liabilities, Net		(334,077)
Net Assets		307,739,023
CTIVP® – Westfield Mid Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	5,628,522	92,179,416	(93,269,981)	(140)	4,537,817	(1,729)	186,824	4,539,178
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – Westfield Mid Cap Growth Fund  | 2025

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